Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Unrestricted cash and cash equivalents	$ 20.0	$ 5.0
Cash requirement	$ 12.5